Description of Business, Basis of Presentation and Significant Accounting Policies - (Investment in Films and Television Programs and Licensed Program Rights) (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Organization And Plan Of Operation [Line Items]
Capitalized interest for films and television programs produced	$ 37.9	$ 21.0	$ 28.1
LIONS GATE ENTERTAINMENT CORP. [Member]
Organization And Plan Of Operation [Line Items]
Capitalized interest for films and television programs produced	$ 37.9	$ 21.0	$ 28.1
Ultimate revenue, estimates used, maximum term, motion picture	10 years
Ultimate revenue, estimates used, maximum term, television series	10 years
Ultimate revenue, estimates used, term, television series in production	5 years
Ultimate revenue, estimates used, maximum term, acquired libraries	20 years
Projects in development, potential trigger for write-off of development costs, time period from date of initial investment	3 years